The Investment Company of America® Summary prospectus April 7, 2017 (as supplemented August 14, 2017)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AIVSX	AICCX	TICAX	AICFX	ICAFX	FFICX	CICAX	CICCX	CICEX	TIACX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CICFX	RICAX	RICBX	RIBEX	RICCX	RICEX	RICHX	RICFX	RICGX

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 61 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated April 7, 2017 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24[3]	0.99	0.25	0.25	none	none	0.23[3]
Other expenses	0.12	0.16	0.16[2]	0.20	0.17	0.07[2]	0.22
Total annual fund operating expenses	0.60	1.39	0.65	0.69	0.41	0.31	0.69

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.00	1.00	0.74	0.60
Other expenses	0.22	0.18	0.21[2]	0.22	0.16	0.41	0.25
Total annual fund operating expenses	1.45	0.92	0.70	0.46	1.40	1.39	1.09

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.21	0.15	0.19	0.11	0.06
Total annual fund operating expenses	0.95	0.64	0.43	0.35	0.30
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Restated to reflect current fees.

The Investment Company of America / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 633	$ 242	$ 315	$ 70	$ 42	$ 32	$ 641	$ 248	$ 94	$ 322	$ 47	$ 143	$ 142
3 years	756	440	453	221	132	100	783	459	293	474	148	443	440
5 years	891	761	603	384	230	174	937	792	509	640	258	766	761
10 years	1,282	1,669	1,040	859	518	393	1,384	1,735	1,131	1,121	579	1,680	1,669

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 111	$ 97	$ 65	$ 44	$ 36	$ 31		1 year	$ 142	$ 148
3 years	347	303	205	138	113	97		3 years	440	459
5 years	601	525	357	241	197	169		5 years	761	792
10 years	1,329	1,166	798	542	443	381		10 years	1,669	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended December 31, 2016, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

The Investment Company of America / Summary prospectus 2

Principal investment strategies The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The Investment Company of America / Summary prospectus 3

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The Investment Company of America / Summary prospectus 4

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

The Investment Company of America / Summary prospectus 5

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	1/1/1934	7.99%	12.81%	5.75%	12.02%
− After taxes on distributions		6.62	10.95	4.61	N/A
− After taxes on distributions and sale of fund shares		5.62	10.08	4.51	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	12.70%	13.24%	5.52%	6.00%
F–1	3/15/2001	14.48	14.07	6.32	6.52
F–2	8/1/2008	14.78	14.37	N/A	8.81
529–A	2/15/2002	7.91	12.69	5.66	6.62
529–C	2/19/2002	12.61	13.16	5.46	6.30
529–E	3/1/2002	14.20	13.76	6.00	6.60
529–F–1	9/16/2002	14.73	14.28	6.51	8.52
R–1	6/6/2002	13.66	13.24	5.53	6.52
R–2	5/21/2002	13.68	13.26	5.52	6.25
R–2E	8/29/2014	14.03	N/A	N/A	5.42
R–3	6/4/2002	14.17	13.73	6.00	6.91
R–4	5/28/2002	14.55	14.10	6.33	7.07
R-5E	11/20/2015	14.69	N/A	N/A	10.43
R–5	5/15/2002	14.85	14.43	6.65	7.33
R–6	5/1/2009	14.92	14.49	N/A	14.12

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	14.66%	6.95%	10.80%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.47	11.60	5.02	N/A
Class A annualized 30–day yield at December 31, 2016: 1.70% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

The Investment Company of America / Summary prospectus 6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
James B. Lovelace Vice Chairman of the Board	26 years	Partner – Capital Research Global Investors
Donald D. O’Neal President and Trustee	25 years	Partner – Capital Research Global Investors
Christopher D. Buchbinder Senior Vice President	10 years	Partner – Capital Research Global Investors
Joyce E. Gordon Senior Vice President	16 years	Partner – Capital Research Global Investors
Grant L. Cambridge	3 years	Partner – Capital Research Global Investors
Barry S. Crosthwaite	5 years	Partner – Capital Research Global Investors
Eric S. Richter	9 years	Partner – Capital Research Global Investors
Bradley J. Vogt	2 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-004-0817P Litho in USA CGD/DFS/8012 Investment Company File No. 811-00116

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	LAURIE D. NEAT
LAURIE D. NEAT
SECRETARY

Summary Prospectus Supplement August 14, 2017

For the following funds with summary prospectuses dated April 7, 2017—August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this supplement with your summary prospectus. Each fund’s summary prospectus consists of this supplement and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this supplement, in which case the disclosure provided in this supplement is controlling.

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this supplement (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Emerging Markets Bond Fund is amended by replacing the “Shareholder fees” table in its entirety with the following:

Shareholder fees (fees paid directly from your investment)

Share class:	A and 529-A		C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00	*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	529-A
Management fees	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.24 [4]	0.23 [4]
Other expenses	0.15	0.25
Total annual fund operating expenses	0.69	0.78

4 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$641	$650
3 years	783	810
5 years	937	983
10 years	1,384	1,486

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.12		0.21
Total annual fund operating expenses	0.60		0.68

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$640
3 years	756	780
5 years	891	932
10 years	1,282	1,373

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.46%
Distribution and/or service (12b-1) fees	0.30	[2]
Other expenses	0.18
Total annual fund operating expenses	0.94
Expense reimbursement[4]	0.04
Total annual fund operating expenses after expense reimbursement	0.90

Example

Share class:	A
1 year	$463
3 years	659
5 years	872
10 years	1,482

Summary Prospectus Supplement	2

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.76%
Distribution and/or service (12b-1) fees	0.21	[3]
Other expenses	0.44
Total annual fund operating expenses	1.41

Example

Share class:	529-A
1 year	$710
3 years	996
5 years	1,302
10 years	2,169

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.57%
Distribution and/or service (12b-1) fees	0.30	[1]
Other expenses[2]	0.42
Total annual fund operating expenses	1.29
Expense reimbursement[3]	0.08
Total annual fund operating expenses after expense reimbursement	1.21

Example

Share class:	529-A
1 year	$494
3 years	761
5 years	1,048
10 years	1,865

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.46%		0.46%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.15		0.26
Total annual fund operating expenses	0.88		0.95

Example

Share class:	A	529-A
1 year	$660	$666
3 years	840	860
5 years	1,035	1,070
10 years	1,597	1,674

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.33%
Distribution and/or service (12b-1) fees	0.23	[2]
Other expenses	0.25	[2]
Total annual fund operating expenses	0.81

Example

Share class:	529-A
1 year	$331
3 years	502
5 years	688
10 years	1,227

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.20		0.30
Total annual fund operating expenses	0.69		0.77

Example

Share class:	A	529-A
1 year	$443	$451
3 years	587	612
5 years	745	787
10 years	1,201	1,293

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.30%
Distribution and/or service (12b-1) fees	0.29	[3]
Other expenses	0.09
Total annual fund operating expenses	0.68

3 Restated to reflect current fees.

Example

Share class:	A
1 year	$442
3 years	584
5 years	739
10 years	1,190

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.29%
Distribution and/or service (12b-1) fees	0.25	[3]
Other expenses	0.18
Total annual fund operating expenses	0.72

Example

Share class:	A
1 year	$446
3 years	597
5 years	761
10 years	1,236

Summary Prospectus Supplement	3

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.11		0.22
Total annual fund operating expenses	0.60		0.70

Example

Share class:	A	529-A
1 year	$633	$642
3 years	756	786
5 years	891	942
10 years	1,282	1,395

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.19%		0.19%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.18		0.27
Total annual fund operating expenses	0.62		0.70

Example

Share class:	A	529-A
1 year	$436	$444
3 years	566	590
5 years	708	750
10 years	1,120	1,213

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.13		0.24
Total annual fund operating expenses	0.61		0.71

Example

Share class:	A	529-A
1 year	$634	$643
3 years	759	789
5 years	896	947
10 years	1,293	1,407

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.44%		0.44%
Distribution and/or service (12b-1) fees	0.26	[3]	0.24	[3]
Other expenses	0.27		0.36
Total annual fund operating expenses	0.97		1.04

Example

Share class:	A	529-A
1 year	$470	$477
3 years	672	694
5 years	891	927
10 years	1,520	1,598

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.38%		0.38%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.17		0.27
Total annual fund operating expenses	0.80		0.88

Example

Share class:	A	529-A
1 year	$652	$660
3 years	816	840
5 years	994	1,035
10 years	1,508	1,597

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.42%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.91

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$663
3 years	848
5 years	1,050
10 years	1,630

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.25%		0.25%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.62		0.70

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$635	$642
3 years	762	786
5 years	901	942
10 years	1,305	1,395

Summary Prospectus Supplement	4

The Growth Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.27%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.25
Total annual fund operating expenses	0.75

Example

Share class:	529-A
1 year	$647
3 years	801
5 years	968
10 years	1,452

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.22%		0.22%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.10		0.21
Total annual fund operating expenses	0.57		0.67

Example

Share class:	A	529-A
1 year	$630	$640
3 years	747	777
5 years	875	927
10 years	1,248	1,362

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.20%		0.20%
Distribution and/or service (12b-1) fees	0.27	[3]	0.24	[3]
Other expenses	0.16		0.27
Total annual fund operating expenses	0.63		0.71

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$313	$321
3 years	447	471
5 years	592	635
10 years	1,017	1,110

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.49%		0.49%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.19		0.29	[3]
Total annual fund operating expenses	0.93		1.01

Example

Share class:	A	529-A
1 year	$664	$672
3 years	854	878
5 years	1,060	1,101
10 years	1,652	1,740

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.24	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.60		0.69

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$641
3 years	756	783
5 years	891	937
10 years	1,282	1,384

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.39%		0.39%
Distribution and/or service (12b-1) fees	0.24	[3]	0.22	[3]
Other expenses	0.19		0.29
Total annual fund operating expenses	0.82		0.90

Example

Share class:	A	529-A
1 year	$654	$662
3 years	822	845
5 years	1,004	1,045
10 years	1,530	1,619

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.38%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.87

Example

Share class:	529-A
1 year	$659
3 years	837
5 years	1,029
10 years	1,586

Summary Prospectus Supplement	5

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.55%		0.55%
Distribution and/or service (12b-1) fees	0.24	[4]	0.22	[4]
Other expenses	0.29		0.37
Total annual fund operating expenses	1.08		1.14

Example

Share class:	A	529-A
1 year	$679	$685
3 years	899	916
5 years	1,136	1,167
10 years	1,816	1,881

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.63%		0.63%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.23		0.33
Total annual fund operating expenses	1.11		1.19

Example

Share class:	A	529-A
1 year	$682	$689
3 years	908	931
5 years	1,151	1,192
10 years	1,849	1,935

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.21%		0.21%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.17		0.28
Total annual fund operating expenses	0.65		0.72

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$439	$446
3 years	575	597
5 years	724	761
10 years	1,155	1,236

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.24%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.20
Total annual fund operating expenses	0.67

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$640
3 years	777
5 years	927
10 years	1,362

Lit. No. MFGEBS-251-0817P Litho in USA CGD/RRD/10039-S63297 00171098	Summary Prospectus Supplement	6